Financial Instruments at Fair Value through Profit or Loss - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 582,710	$ 183,702
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 582,710	$ 183,702